Financial income and expenses - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income and expenses [Abstract]
Increase (decrease) in financial income expense		€ 5
Gains (losses) on financial assets at fair value through profit or loss	€ 9	95	€ 129
Increase (decrease) in net interest expense		€ 19